Description of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 22, 2019	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Description of the Business and Basis of Presentation [Line Items]
Issuance of shares	6,400,000	257	9,990
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Fixed assets		$ 300
Assumed liability		400
Net loss		(14,327)	$ (8,808)	$ (12,199)	$ (10,065)
Accumulated deficit		(69,988)		(55,661)	(43,462)
Cash		$ 15,002		$ 27,967	9,427
Offering price per share		$ 24.6883		$ 21.2598
Exercise price				$ 0.0001
PIPE Investors [Member]
Description of the Business and Basis of Presentation [Line Items]
Percentage of aggregate gross proceeds				150.00%
Sale of Stock, Consideration Received on Transaction				$ 75,000
Offering price per share				$ 6.5
Investors Price Per Share				$ 5
Gross proceeds				$ 65,000
SEEQC, Inc [Member]
Description of the Business and Basis of Presentation [Line Items]
Issuance of shares	6,400,000
Common stock, par value	$ 0.0001
Assumed liability	$ 400
Acquired of fixed assets	$ 300
Liquidity and Going Concern [Member]
Description of the Business and Basis of Presentation [Line Items]
Net loss		$ (14,300)	$ (8,800)	12,200	$ 10,100
Accumulated deficit		$ (69,900)		$ 55,700